Recent Accounting Developments (Details Narrative) - USD ($)	Dec. 31, 2023	Jan. 01, 2023
Recent Accounting Developments
Reduction to retained earnings		$ 549,113
Corresponding adjustment on loans		243,376
Other liabilities allowance for credit losses	$ 451,704	451,704
Deferred tax assets		$ 145,967